UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22294

Western Asset Investment Grade Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
May 31, 2025

WESTERN ASSET
INVESTMENT GRADE
OPPORTUNITY
TRUST INC. (IGI)

Fund objectives
The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
What’s inside

II
Western Asset Investment Grade Opportunity Trust Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Investment Grade Opportunity Trust Inc. for the six-month reporting period ended May 31, 2025. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notice
Effective January 3, 2025, the named portfolio management team responsible for the day-to-day oversight of the Fund is as follows: Michael Buchanan, Dan Alexander, Ryan Brist, Blanton Keh and Molly Schwartz.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
June 30, 2025
Western Asset Investment Grade Opportunity Trust Inc.

III

Performance review
For the six months ended May 31, 2025, Western Asset Investment Grade Opportunity Trust Inc. returned -0.05% based on its net asset value (NAV)i and -0.15% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Credit Indexii, returned 0.42% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.43 per share. As of May 31, 2025, the Fund estimates that 99% of the distributions were sourced from net investment income and 1% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$17.13 (NAV)	-0.05%†
$16.30 (Market Price)	-0.15%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “IGI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XIGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Investment Grade Opportunity Trust Inc.

issues a quarterly press release that can be found on most major financial websites as well as www.fraklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Investment Grade Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
June 30, 2025
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower rated higher yielding bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
Western Asset Investment Grade Opportunity Trust Inc.

V

Performance review (cont’d)
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Investment Grade Opportunity Trust Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

40%
35%
30%
25%
20%
15%
10%
5%
0%
As of May 31, 2025
As of November 30, 2024
33.9
35.3
11.9
14.9
9.9
8.9
8.0
7.0
7.4
10.0
7.0
7.1
7.0
3.9
4.5
4.2
3.0
3.4
1.9
1.9
1.8
0.9
1.0
0.8
0.4
0.7
0.1
0.5
2.2
0.5
Financials
Energy
Communication services
Industrials
Health care
Consumer discretionary
Utilities
Consumer staples
Information technology
Sovereign bonds
Materials
Municipal bonds
Real estate
U.S. government & agency obligations
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of May 31, 2025, and November 30, 2024, and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 95.0%
Communication Services — 10.0%
Diversified Telecommunication Services — 3.3%
AT&T Inc., Senior Notes	5.375%	8/15/35	550,000	$553,426 (a)
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	212,615
AT&T Inc., Senior Notes	4.800%	6/15/44	170,000	146,021
AT&T Inc., Senior Notes	3.550%	9/15/55	380,000	251,449
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	50,137 (a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	910,000	1,110,341
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	80,000	87,603
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	265,448
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	100,000	99,666
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	680,000	646,998
Total Diversified Telecommunication Services				3,423,704
Entertainment — 0.8%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	201,125 (a)(b)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	930,000	603,227
Total Entertainment				804,352
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	212,908
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	510,000	484,491
Total Interactive Media & Services				697,399
Media — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	540,000	491,869
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	184,903
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	404,484
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	260,000	218,560
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	96,591
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	100,000	$66,062
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	270,331
Comcast Corp., Senior Notes	6.400%	5/15/38	1,470,000	1,556,782
Comcast Corp., Senior Notes	6.050%	5/15/55	160,000	159,786
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	212,038 (b)
Fox Corp., Senior Notes	5.476%	1/25/39	480,000	459,772
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	61,536
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	220,000	252,769
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	372,649
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	20,251
Total Media				4,828,383
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	86,759
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	266,424
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	180,000	175,440
Total Wireless Telecommunication Services				528,623

Total Communication Services				10,282,461
Consumer Discretionary — 7.1%
Automobile Components — 0.8%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	860,000	817,589 (b)
Automobiles — 1.5%
General Motors Co., Senior Notes	6.125%	10/1/25	188,000	188,574
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	175,624
General Motors Co., Senior Notes	6.750%	4/1/46	340,000	339,380
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	301,569 (b)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	560,000	563,359 (b)
Total Automobiles				1,568,506
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	310,000	239,864
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.3%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	$110,235
Washington University, Senior Notes	3.524%	4/15/54	150,000	104,906
Washington University, Senior Notes	4.349%	4/15/2122	170,000	126,780
Total Diversified Consumer Services				341,921
Hotels, Restaurants & Leisure — 2.9%
Carnival Corp., Senior Notes	5.750%	3/1/27	360,000	361,125 (b)
Carnival Corp., Senior Notes	5.750%	3/15/30	420,000	421,244 (b)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	130,000	136,729
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	260,000	248,936 (b)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	410,000	403,587 (b)
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	327,818
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	240,000	221,013 (b)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	280,000	278,132 (b)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	630,000	608,300
Total Hotels, Restaurants & Leisure				3,006,884
Household Durables — 0.7%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	274,907
TopBuild Corp., Senior Notes	3.625%	3/15/29	500,000	468,475 (b)
Total Household Durables				743,382
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	185,694 (b)
Home Depot Inc., Senior Notes	3.625%	4/15/52	250,000	177,271
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	260,000	197,471
Total Specialty Retail				560,436

Total Consumer Discretionary				7,278,582
Consumer Staples — 4.5%
Consumer Staples Distribution & Retail — 0.2%
Kroger Co., Senior Notes	5.500%	9/15/54	190,000	175,826
Food Products — 1.6%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	197,780 (b)
J M Smucker Co., Senior Notes	6.200%	11/15/33	210,000	223,025
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	260,000	264,944 (b)
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	110,000	$109,461 (b)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	90,000	79,430
Mars Inc., Senior Notes	5.200%	3/1/35	440,000	438,515 (b)
Mars Inc., Senior Notes	5.650%	5/1/45	150,000	147,242 (b)
Mars Inc., Senior Notes	5.700%	5/1/55	210,000	203,874 (b)
Total Food Products				1,664,271
Tobacco — 2.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	800,000	803,116
Altria Group Inc., Senior Notes	3.875%	9/16/46	320,000	229,378
BAT Capital Corp., Senior Notes	6.250%	8/15/55	100,000	98,631
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	523,379 (b)
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	610,000	504,192
Reynolds American Inc., Senior Notes	8.125%	5/1/40	280,000	324,251
Reynolds American Inc., Senior Notes	7.000%	8/4/41	300,000	308,966
Total Tobacco				2,791,913

Total Consumer Staples				4,632,010
Energy — 12.0%
Oil, Gas & Consumable Fuels — 12.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	255,544 (b)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	110,000	108,310 (b)
APA Corp., Senior Notes	5.250%	2/1/42	68,000	52,897 (b)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	100,000	98,128 (c)(d)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	250,000	257,475 (b)
ConocoPhillips, Senior Notes	6.500%	2/1/39	880,000	959,747
Continental Resources Inc., Senior Notes	4.375%	1/15/28	250,000	244,629
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	17,956
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	64,600
Devon Energy Corp., Senior Notes	5.750%	9/15/54	190,000	165,361
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	290,000	261,872
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	353,651
Ecopetrol SA, Senior Notes	8.375%	1/19/36	220,000	209,538
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	460,000	$463,127 (c)(d)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	267,314
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,090
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	58,790
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	560,000	523,009
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	400,000	389,186 (d)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	270,000	273,339 (b)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	50,000	49,398
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	540,000	530,995 (b)
Hess Midstream Operations LP, Senior Notes	5.125%	6/15/28	200,000	197,488 (b)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	530,000	602,722
MPLX LP, Senior Notes	4.500%	4/15/38	350,000	302,032
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	500,000	550,140
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,101
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	472,215
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	10,095
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	548,126
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	121,828
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	200,000	196,273 (a)(b)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,000,000	1,119,003
Targa Resources Corp., Senior Notes	5.500%	2/15/35	270,000	264,258
Targa Resources Corp., Senior Notes	4.950%	4/15/52	150,000	119,979
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	774,673
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	560,000	566,954
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,331
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	530,000	526,465
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	$42,334
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	70,053
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	176,471
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	46,497

Total Energy				12,349,994
Financials — 34.0%
Banks — 14.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	205,833 (b)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	199,629 (b)(c)(d)
Bank of America Corp., Senior Notes	5.875%	2/7/42	790,000	810,506
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	390,000	393,228 (d)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	400,000	468,522
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	520,000	510,605 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	350,000	369,622 (d)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	460,000	459,574 (c)(d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	200,522 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	307,896 (b)(c)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	210,000	215,226 (b)(d)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	280,000	294,694 (b)(d)
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes	8.125%	7/15/39	442,000	$544,430
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	260,000	247,883 (d)
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	392,752
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	220,000	225,507 (d)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	246,434
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	870,000	882,763 (b)(c)(d)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	470,670 (b)(d)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	280,000	282,060 (d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,000,000	1,051,715 (d)
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	220,000	219,576 (d)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	371,358 (b)(d)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	880,000	958,180
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	280,000	279,566 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	260,000	254,789 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	450,000	443,592
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	270,000	271,256 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	431,985 (c)(d)
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	380,000	374,547
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	370,000	365,512 (d)
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	$141,881 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	204,824 (d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	150,000	153,721 (d)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	210,000	226,127 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	280,000	289,209 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	494,457 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	420,000	425,514 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	190,000	192,292 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	438,830
Total Banks				15,317,287
Capital Markets — 8.3%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	410,000	406,895 (a)
Ares Management Corp., Senior Notes	5.600%	10/11/54	150,000	137,255
Blue Owl Capital Corp., Senior Notes	6.200%	7/15/30	300,000	301,711
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	722,462 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	530,000	556,045 (b)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	431,721
Credit Suisse AG AT1 Claim	—	—	2,390,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	210,000	212,260 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	150,000	157,241 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,500,000	1,565,275
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	290,000	292,165 (d)
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	$61,706
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	230,000	203,415
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	240,000	216,739
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	600,000	529,248 (b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	80,000	85,634
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	530,000	447,461 (d)
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	320,000	192,596 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	180,000	183,009 (d)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	290,000	288,896
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	80,000	80,732 (d)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	131,796
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	388,843 (c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	503,443 (b)(c)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	370,224 (b)(d)
Total Capital Markets				8,466,772
Consumer Finance — 0.4%
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	230,000	234,935 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	140,000	141,872 (d)
Total Consumer Finance				376,807
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 3.3%
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	60,000	$57,790 (d)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	590,000	620,219
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	158,121 (b)
Citadel LP, Senior Notes	6.000%	1/23/30	300,000	307,225 (b)
Citadel LP, Senior Notes	6.375%	1/23/32	130,000	134,315 (b)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	144,997
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.117%	12/21/65	600,000	497,165 (b)(d)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.367%	12/21/65	100,000	84,493 (b)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	520,000	521,227 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	180,000	184,717 (b)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	200,000	192,435 (b)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	270,000	266,412
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	40,000	39,745
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	190,226 (b)
Total Financial Services				3,399,087
Insurance — 6.7%
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	196,235 (b)(d)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	68,957
Aon North America Inc., Senior Notes	5.750%	3/1/54	210,000	200,726
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	420,000	413,559
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	500,000	478,295
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	380,000	378,809
Belrose Funding Trust II, Senior Notes	6.792%	5/15/55	160,000	160,515 (b)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	500,000	495,940 (b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	500,000	516,820 (b)
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	$338,419 (b)
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	186,615 (b)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	241,706 (d)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	320,000	410,051 (b)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	106,152 (b)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	200,000	203,138 (b)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	190,000	195,595 (b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	119,254 (b)
Omnis Funding Trust, Senior Notes	6.722%	5/15/55	410,000	412,860 (a)(b)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	281,958 (d)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	180,000	182,815
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	650,000	722,621 (b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	390,000	343,060 (b)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	240,000	260,787
Total Insurance				6,914,887
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	410,000	432,580 (b)

Total Financials				34,907,420
Health Care — 7.5%
Biotechnology — 1.1%
Amgen Inc., Senior Notes	5.250%	3/2/33	680,000	686,481
Amgen Inc., Senior Notes	5.650%	3/2/53	270,000	257,194
Amgen Inc., Senior Notes	5.750%	3/2/63	90,000	85,150
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	$59,667
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	60,000	52,561
Total Biotechnology				1,141,053
Health Care Providers & Services — 4.8%
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	390,000	389,327
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	539,631
Centene Corp., Senior Notes	3.375%	2/15/30	290,000	264,490
Cigna Group, Senior Notes	4.800%	8/15/38	250,000	228,732
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	49,129
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	250,000	245,504
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	140,000	141,367 (d)
CVS Health Corp., Senior Notes	4.780%	3/25/38	320,000	284,524
Dartmouth-Hitchcock Health, Secured Notes	4.178%	8/1/48	150,000	112,268
Elevance Health Inc., Senior Notes	5.350%	10/15/25	290,000	290,470
Elevance Health Inc., Senior Notes	4.375%	12/1/47	130,000	103,390
HCA Inc., Senior Notes	4.125%	6/15/29	200,000	194,783
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	91,764
HCA Inc., Senior Notes	5.500%	6/15/47	210,000	190,194
HCA Inc., Senior Notes	5.250%	6/15/49	310,000	268,314
HCA Inc., Senior Notes	6.200%	3/1/55	320,000	312,656
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	240,000	232,819 (b)
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	290,209
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	107,628
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	170,000	172,487
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	180,000	169,352
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	230,000	215,118
Total Health Care Providers & Services				4,894,156
Pharmaceuticals — 1.6%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	103,051 (b)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	110,000	114,663
Pfizer Inc., Senior Notes	7.200%	3/15/39	330,000	384,953
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	$356,368
Wyeth LLC, Senior Notes	5.950%	4/1/37	650,000	681,325
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	35,659
Total Pharmaceuticals				1,676,019

Total Health Care				7,711,228
Industrials — 8.0%
Aerospace & Defense — 2.6%
Boeing Co., Senior Notes	6.528%	5/1/34	720,000	768,786
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	183,468
HEICO Corp., Senior Notes	5.350%	8/1/33	280,000	282,761
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	988,655
Hexcel Corp., Senior Notes	5.875%	2/26/35	230,000	229,721
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	170,000	172,354
Total Aerospace & Defense				2,625,745
Air Freight & Logistics — 0.6%
FedEx Corp., Senior Notes	5.250%	5/15/50	50,000	43,133 (b)
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	410,000	437,357
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	150,000	149,382
Total Air Freight & Logistics				629,872
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	294,896 (b)
Commercial Services & Supplies — 0.3%
Rollins Inc., Senior Notes	5.250%	2/24/35	90,000	89,335 (b)
Waste Management Inc., Senior Notes	4.650%	3/15/30	260,000	261,664
Total Commercial Services & Supplies				350,999
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	310,000	228,031
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	19,808
Total Ground Transportation				247,839
Industrial Conglomerates — 0.7%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	164,165
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	541,293
Total Industrial Conglomerates				705,458
Machinery — 0.4%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	210,000	178,549
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	192,726
Total Machinery				371,275
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	56,667	$56,605 (b)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	167,043 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	209,252 (b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	170,000	171,083
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	370,000	351,676 (b)
Total Passenger Airlines				955,659
Trading Companies & Distributors — 2.0%
Air Lease Corp., Senior Notes	1.875%	8/15/26	200,000	193,413
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	494,216
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	500,600
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	170,000	169,324 (b)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	250,000	253,989 (b)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	140,000	139,830 (b)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	250,000	248,633
Total Trading Companies & Distributors				2,000,005

Total Industrials				8,181,748
Information Technology — 3.1%
IT Services — 0.2%
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	250,000	192,663
Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Inc., Senior Notes	4.300%	11/15/32	460,000	439,535
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	227,820 (b)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	200,000	204,293 (b)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	350,000	360,376 (b)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	200,000	203,351 (b)
Intel Corp., Senior Notes	4.900%	7/29/45	120,000	99,278
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	15,790
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	53,882
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	77,924
Micron Technology Inc., Senior Notes	5.800%	1/15/35	160,000	161,321
Micron Technology Inc., Senior Notes	6.050%	11/1/35	120,000	122,412
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	$86,191
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	57,367
Total Semiconductors & Semiconductor Equipment				2,109,540
Software — 0.8%
Oracle Corp., Senior Notes	3.950%	3/25/51	90,000	64,407
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	405,602
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	100,213
Synopsys Inc., Senior Notes	5.150%	4/1/35	170,000	168,091
Synopsys Inc., Senior Notes	5.700%	4/1/55	100,000	95,534
Total Software				833,847

Total Information Technology				3,136,050
Materials — 1.7%
Chemicals — 0.4%
OCP SA, Senior Notes	6.750%	5/2/34	390,000	394,415 (b)
Construction Materials — 0.4%
CRH America Finance Inc., Senior Notes	5.500%	1/9/35	310,000	312,534
Holcim Finance US LLC, Senior Notes	5.400%	4/7/35	170,000	169,461 (b)
Total Construction Materials				481,995
Metals & Mining — 0.8%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	140,000	145,237
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	30,000	30,020 (b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	410,000	378,892
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	120,000	117,734 (b)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	160,000	159,581
Total Metals & Mining				831,464
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	80,000	80,255 (a)(b)

Total Materials				1,788,129
Real Estate — 0.4%
Diversified REITs — 0.2%
VICI Properties LP, Senior Notes	5.750%	4/1/34	170,000	170,703
Industrial REITs — 0.2%
Prologis LP, Senior Notes	5.250%	3/15/54	200,000	183,586

Total Real Estate				354,289
Utilities — 6.7%
Electric Utilities — 5.4%
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	310,000	312,200
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	$242,477
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	230,000	195,662
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	450,000	433,297 (b)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	350,000	379,472
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	200,000	200,483
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	200,000	200,717
Electricite de France SA, Senior Notes	5.750%	1/13/35	330,000	333,507 (b)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	200,000	201,404 (b)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	240,000	239,556
Georgia Power Co., Senior Notes	4.850%	3/15/31	160,000	162,080
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	308,639
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	83,461
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	80,000	78,334
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	210,000	202,544
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	141,144 (b)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	160,000	155,522 (b)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	90,000	90,198 (b)
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	110,000	108,217
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	110,000	87,372
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	219,279
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	20,000	20,399 (d)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	280,000	198,207
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	80,000	$74,709
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	52,000	51,615 (d)
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	110,000	110,895 (b)
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	290,000	375,617
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	290,000	289,075 (b)
Total Electric Utilities				5,496,082
Gas Utilities — 0.2%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	250,000	247,578
Independent Power and Renewable Electricity Producers — 0.9%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	201,146 (b)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	100,000	95,126 (d)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	400,000	392,572 (b)
Capital Power US Holdings Inc., Senior Notes	6.189%	6/1/35	260,000	262,140 (b)
Total Independent Power and Renewable Electricity Producers				950,984
Multi-Utilities — 0.2%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	90,000	86,732
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	140,000	129,049
Total Multi-Utilities				215,781

Total Utilities				6,910,425
Total Corporate Bonds & Notes (Cost — $99,231,693)				97,532,336
Sovereign Bonds — 1.9%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	10,302	8,511
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	182,200	122,803
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	575,723	418,119 (b)
Total Argentina				549,433
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	310,000	$303,192
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	460,000	445,212 (b)
Mexico — 0.5%
Mexican Bonos, Senior Notes	8.500%	11/18/38	4,490,000 MXN	210,607
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	280,000	247,582
Total Mexico				458,189
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	195,130 (b)

Total Sovereign Bonds (Cost — $1,881,128)				1,951,156
Municipal Bonds — 1.0%
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	131,969
Florida — 0.2%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	218,699
Illinois — 0.4%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	407,692	427,626
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	230,000	230,721 (a)

Total Municipal Bonds (Cost — $1,093,292)				1,009,015
Senior Loans — 0.5%
Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.022%	10/20/27	85,855	86,531 (d)(h)(i)

Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.191%	4/20/28	28,177	28,036 (d)(h)(i)
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.4%
Electric Utilities — 0.4%
NRG Energy Inc., Term Loan	6.030-6.078%	4/16/31	366,300	$367,084 (d)(h)(i)

Total Senior Loans (Cost — $478,970)				481,651
			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Insurance — 0.2%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $233,032)	7.778%		9,325	224,966 (d)
		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $147,408)	4.000%	4/30/32	150,000	148,547
Total Investments before Short-Term Investments (Cost — $103,065,523)				101,347,671
			Shares
Short-Term Investments — 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,303,553)	4.283%		2,303,553	2,303,553 (j)(k)
Total Investments — 101.0% (Cost — $105,369,076)				103,651,224
Liabilities in Excess of Other Assets — (1.0)%				(989,046)
Total Net Assets — 100.0%				$102,662,178

See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

 Western Asset Investment Grade Opportunity Trust Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2025, the total market value of investments in Affiliated
Companies was $2,303,553 and the cost was $2,303,553 (Note 8).

Abbreviation(s) used in this schedule:
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At May 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	33	9/25	$6,836,523	$6,845,438	$8,915
U.S. Treasury 5-Year Notes	34	9/25	3,667,668	3,678,375	10,707
					19,622
Contracts to Sell:
U.S. Treasury 10-Year Notes	2	9/25	220,411	221,500	(1,089)
U.S. Treasury Long-Term Bonds	3	9/25	336,182	338,344	(2,162)
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	68	9/25	$7,572,633	$7,653,188	$(80,555)
U.S. Treasury Ultra Long-Term Bonds	10	9/25	1,149,442	1,160,625	(11,183)
					(94,989)
Net unrealized depreciation on open futures contracts					$(75,367)
At May 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
JPY	16,001,269	USD	109,316	Goldman Sachs Group Inc.	7/16/25	$2,478

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
May 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $103,065,523)	$101,347,671
Investments in affiliated securities, at value (Cost — $2,303,553)	2,303,553
Foreign currency, at value (Cost — $472)	46
Interest receivable	1,409,005
Deposits with brokers for open futures contracts	265,037
Dividends receivable from affiliated investments	3,361
Receivable from brokers — net variation margin on open futures contracts	2,829
Unrealized appreciation on forward foreign currency contracts	2,478
Prepaid expenses	7,377
Total Assets	105,341,357
Liabilities:
Payable for securities purchased	2,120,207
Distributions payable	425,549
Investment management fee payable	47,662
Directors’ fees payable	9,689
Accrued expenses	76,072
Total Liabilities	2,679,179
Total Net Assets	$102,662,178
Net Assets:
Par value ($0.001 par value; 5,993,650 shares issued and outstanding; 100,000,000 shares authorized)	$5,994
Paid-in capital in excess of par value	118,351,997
Total distributable earnings (loss)	(15,695,813)
Total Net Assets	$102,662,178
Shares Outstanding	5,993,650
Net Asset Value	$17.13
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended May 31, 2025

Investment Income:
Interest	$3,009,731
Dividends from affiliated investments	20,470
Dividends from unaffiliated investments	9,236
Less: Foreign taxes withheld	(568)
Total Investment Income	3,038,869
Expenses:
Investment management fee (Note 2)	334,262
Legal fees	72,148
Transfer agent fees	62,453
Audit and tax fees	28,638
Directors’ fees	24,487
Shareholder reports	13,906
Fund accounting fees	13,219
Stock exchange listing fees	6,239
Insurance	578
Custody fees	16
Miscellaneous expenses	12,515
Total Expenses	568,461
Less: Fee waivers and/or expense reimbursements (Note 2)	(51,891)
Net Expenses	516,570
Net Investment Income	2,522,299
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(556,600)
Futures contracts	111,688
Forward foreign currency contracts	(46,065)
Foreign currency transactions	(1,161)
Net Realized Loss	(492,138)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,199,875)
Futures contracts	39,232
Forward foreign currency contracts	44,115
Foreign currencies	1,171
Change in Net Unrealized Appreciation (Depreciation)	(2,115,357)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,607,495)
Decrease in Net Assets From Operations	$(85,196)
See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2025 (unaudited) and the Year Ended November 30, 2024	2025	2024
Operations:
Net investment income	$2,522,299	$8,400,332
Net realized loss	(492,138)	(3,244,945)
Change in net unrealized appreciation (depreciation)	(2,115,357)	11,553,616
Increase (Decrease) in Net Assets From Operations	(85,196)	16,709,003
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,553,295)	(8,334,516)
Return of capital	—	(137,318)
Decrease in Net Assets From Distributions to Shareholders	(2,553,295)	(8,471,834)
Fund Share Transactions:
Cost of shares repurchased through tender offer (0 and 4,854,372 shares repurchased, respectively) (Note 5)	—	(88,106,852)
Decrease in Net Assets From Fund Share Transactions	—	(88,106,852)
Decrease in Net Assets	(2,638,491)	(79,869,683)
Net Assets:
Beginning of period	105,300,669	185,170,352
End of period	$102,662,178	$105,300,669
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$17.57	$17.07	$17.23	$21.47	$22.09	$21.12
Income (loss) from operations:
Net investment income	0.42	0.84	0.83	0.78	0.76	0.79
Net realized and unrealized gain (loss)	(0.43)	0.50	(0.19)	(4.22)	(0.58)	1.03
Total income (loss) from operations	(0.01)	1.34	0.64	(3.44)	0.18	1.82
Less distributions from:
Net investment income	(0.43)[3]	(0.83)	(0.80)	(0.80)	(0.80)	(0.81)
Net realized gains	—	—	—	—	—	(0.04)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.43)	(0.84)	(0.80)	(0.80)	(0.80)	(0.85)
Dilutive impact of tender offer	—	(0.00)[4,5]	—	—	—	—
Net asset value, end of period	$17.13	$17.57	$17.07	$17.23	$21.47	$22.09
Market price, end of period	$16.30	$16.75	$16.35	$16.47	$22.03	$21.42
Total return, based on NAV[6,7]	(0.05)%[8]	8.01%[9]	3.84%	(16.20)%	0.83%	8.96%
Total return, based on Market Price[10]	(0.15)%	7.57%	4.23%	(21.82)%	6.70%	5.06%
Net assets, end of period (millions)	$103	$105	$185	$187	$233	$239
Ratios to average net assets:
Gross expenses	1.11%[8,11]	0.91%[9]	0.79%	0.80%	0.79%	0.79%
Net expenses[12,13]	1.00 [8,11]	0.84 [9]	0.74	0.78	0.79	0.79
Net investment income	4.90 [8,11]	4.75 [9]	4.83	4.16	3.49	3.77
Portfolio turnover rate	39%	37%	13%	18%	19%	41%

See Notes to Financial Statements.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2025 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]	The tender offer was completed at a price of $18.15 for 4,854,372 shares and $88,106,852 for the year ended November 30, 2024.
[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[8]
Ratios and total return for the period ended May 31, 2025, include certain non-recurring fees incurred by the Fund during the period. Without these items, the gross and net expense ratios and the net investment income ratio would have been 1.02%, 0.91% and 4.99%, respectively, and total return based on NAV would have been 0.01%.

[9]
Ratios and total return for the year ended November 30, 2024, include certain non-recurring fees incurred by the
Fund during the period. Without these items, the gross and net expense ratios and the net investment income ratio would have been 0.82%, 0.75% and 4.84%, respectively, and total return based on NAV would have been 8.19%.

[10]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.
[12]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[13]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
At the Fund’s Special Meeting held on June 7, 2024, stockholders approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024, and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024. Since the Fund maintained at least $50 million of net assets following a tender offer (See Note 5, “Tender Offer”), the Fund changed its name from “Western Asset Investment Grade Defined Opportunity Trust Inc.” to “Western Asset Investment Grade Opportunity Trust Inc.” and the conversion became effective on November 1, 2024.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$34,907,420	$0 *	$34,907,420
Other Corporate Bonds & Notes	—	62,624,916	—	62,624,916
Sovereign Bonds	—	1,951,156	—	1,951,156
Municipal Bonds	—	1,009,015	—	1,009,015
Senior Loans	—	481,651	—	481,651
Preferred Stocks	—	224,966	—	224,966
U.S. Government & Agency Obligations	—	148,547	—	148,547
Total Long-Term Investments	—	101,347,671	0 *	101,347,671
Short-Term Investments†	$2,303,553	—	—	2,303,553
Total Investments	$2,303,553	$101,347,671	$0 *	$103,651,224
Other Financial Instruments:
Futures Contracts††	$19,622	—	—	$19,622
Forward Foreign Currency Contracts††	—	$2,478	—	2,478
Total Other Financial Instruments	$19,622	$2,478	—	$22,100
Total	$2,323,175	$101,350,149	$0 *	$103,673,324

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$94,989	—	—	$94,989

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

(g) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination thereof. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 10, 2024, FTFA implemented a voluntary investment management fee waiver of 0.10% that will continue until June 7, 2026.
Effective June 1, 2022, FTFA implemented a voluntary investment management fee waiver of 0.05% that continued until May 31, 2024.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
During the six months ended May 31, 2025, fees waived and/or expenses reimbursed amounted to $51,891, which included an affiliated money market fund waiver of $466.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended May 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$28,835,167	$10,548,569
Sales	29,252,834	10,894,733
At May 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$107,627,529	$2,213,016	$(6,189,321)	$(3,976,305)
Futures contracts	—	19,622	(94,989)	(75,367)
Forward foreign currency contracts	—	2,478	—	2,478
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$19,622	—	$19,622
Forward foreign currency contracts	—	$2,478	2,478
Total	$19,622	$2,478	$22,100

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$94,989

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$111,688	—	$111,688
Forward foreign currency contracts	—	$(46,065)	(46,065)
Total	$111,688	$(46,065)	$65,623

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$39,232	—	$39,232
Forward foreign currency contracts	—	$44,115	44,115
Total	$39,232	$44,115	$83,347
During the six months ended May 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$11,683,939
Futures contracts (to sell)	8,033,872
Forward foreign currency contracts (to buy)	830,717
Forward foreign currency contracts (to sell)†	623,204

*	Based on the average of the market values at each month-end during the period.
†	At May 31, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Goldman Sachs Group Inc.	$2,478	—	$2,478	—	$2,478
Total	$2,478	—	$2,478	—	$2,478
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Tender offer
At the Fund’s Special Meeting of Stockholders held on June 7, 2024, stockholders approved a proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024, and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024, each of which will only be effective upon at least $50 million of net assets remaining in the Fund following the completion of a tender offer. The tender offer was conducted at a price per share equal to 100% of the Fund’s net asset value per share on the day on which the tender offer expires. The tender offer commenced on September 3, 2024, and expired on October 1, 2024. On October 2, 2024, the Fund announced the final results of the tender offer. A total of 4,854,372 shares were duly tendered and not withdrawn, representing approximately 44.75% of the Fund’s common shares outstanding. The shares accepted for tender were repurchased at a price of $18.15 per share, equal to 100% of the per share net asset value as of the close of the regular trading session of the New York Stock Exchange on October 1, 2024. Shares that were not tendered will remain outstanding.
6. Distributions subsequent to May 31, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/22/2025	6/2/2025	$0.0710
6/23/2025	7/1/2025	$0.0710
7/24/2025	8/1/2025	$0.0710
8/22/2025	9/2/2025	$0.0710
7. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2025, and the year ended November 30, 2024, the Fund did not repurchase any shares.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

all or some portion of the six months ended May 31, 2025. The following transactions were effected in such company for the six months ended May 31, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$530,350	$16,417,104	16,417,104	$14,643,901	14,643,901

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$20,470	—	$2,303,553
9. Deferred capital losses
As of November 30, 2024, the Fund had deferred capital losses of $10,847,486, which have no expiration date, that will be available to offset future taxable capital gains.
10. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset Investment Grade Opportunity Trust Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) and Western Asset Management Company Ltd (“Western Asset Japan,” and with Western Asset, Western Asset London and Western Asset Singapore, collectively, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 8-9, 2025, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.
Western Asset Investment Grade Opportunity Trust Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
At a meeting held on April 25, 2025, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 25, 2025 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement, and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Board member may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.

Western Asset Investment Grade Opportunity Trust Inc.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and the Fund’s other service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London, Western Asset Singapore and Western Asset Japan. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the
Western Asset Investment Grade Opportunity Trust Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all closed-end non-leveraged BBB-rated corporate debt funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was below the median for the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods. The Board also noted the limited size of the Performance Universe.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including an agreement provided at the Contract Renewal Meeting by the Manager to continue the Fund’s current voluntary fee waiver of 0.10% through June 7, 2026 (the “Fee Waiver”) and other factors noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.

Western Asset Investment Grade Opportunity Trust Inc.

Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London, Western Asset Singapore and Western Asset Japan under their respective Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London, Western Asset Singapore and Western Asset Japan does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s actual total expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was above the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was above the median. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Universe. The Board also considered the Manager’s agreement to continue the Fee Waiver for an additional year.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements
Western Asset Investment Grade Opportunity Trust Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by the Fund’s other service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the Sub-Advisory Fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2024 and September 30, 2023. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London, Western Asset Singapore and Western Asset Japan, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund, it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.

Western Asset Investment Grade Opportunity Trust Inc.

Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-Advisers, were reasonable.
Western Asset Investment Grade Opportunity Trust Inc.

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Investment Grade Opportunity Trust Inc. was held on April 14, 2025, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD	ABSTAIN
Carol L. Colman	4,823,961	107,068	36,456
Anthony Grillo	4,846,460	84,569	36,456
At the Meeting, Ms. Colman and Mr. Grillo, were each duly elected by the shareholders to serve as Class I Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At May 31, 2025, in addition to Ms. Colman and Mr. Grillo, the other Directors of the Fund were as follows
Robert D. Agdern
Eileen A. Kamerick
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended November 30, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
4,910,486	31,700	25,299	N/A
Results of special meeting of shareholders
A Special Meeting of Shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. was held on June 7, 2024, for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Western Asset Investment Grade Opportunity Trust Inc.

Proposal to Convert Fund to a Perpetual Fund
To convert the Fund to a perpetual fund by (1) amending the Fund’s articles of incorporation (the “Charter”) to eliminate the Fund’s term, which is currently scheduled to end at the close of business on December 2, 2024 (the “Term Date”), and (2) eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024 (the “Proposal”), each of which will only be effective upon at least $50 million of net assets remaining in the Fund following the completion of a tender offer.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
6,446,423	548,850	94,633	N/A
Western Asset Investment Grade Opportunity Trust Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Western Asset Investment Grade Opportunity Trust Inc.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset Investment Grade Opportunity Trust Inc.

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Western Asset
Investment Grade Opportunity Trust Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Investment Grade Opportunity Trust Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
IGI

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Opportunity Trust Inc.
Western Asset Investment Grade Opportunity Trust Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Investment Grade Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90705-S 7/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2025